Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Time charter revenue	$ 115,611,969	$ 116,793,645
Commissions (including $1,366,387 and $1,437,424, respectively, to related party)	(3,271,366)	(3,213,831)
Net revenue	112,340,603	113,579,814
Operating expenses / (income)
Voyage expenses	369,793	493,855
Vessel operating expenses (including $247,728 and $224,647, respectively, to related party)	22,854,030	23,732,438
Dry-docking expenses	269,583	3,461,428
Vessel depreciation	13,361,702	15,304,021
Related party management fees	3,954,320	3,908,030
Other operating (income)/expenses	436,979	(120,000)
General and administrative expenses (including $1,150,000 and $1,180,000, respectively, to related party)	3,458,739	3,167,568
Gain on sale of vessel (including $131,500 and $nil, respectively, to related party)	0	(10,230,210)
Total operating expenses, net	44,705,146	39,717,130
Operating income	67,635,457	73,862,684
Other (expenses) / income
Interest and other financing costs	(5,683,352)	(7,877,401)
Gain / (loss) on derivatives, net	0	(229,934)
Loss on investments in equity securities	(54,916)	0
Foreign exchange (loss)/ gain	(11,369)	(83,562)
Interest income	3,241,736	1,104,724
Other expenses, net	(2,507,901)	(7,086,173)
Net income	65,127,556	66,776,511
Net loss attributable to the non-controlling interest	608,115	0
Net income attributable to controlling shareholders	65,735,671	66,776,511
Unrealized loss on investments in debt securities	(1,058,000)	0
Other comprehensive loss	(1,058,000)	0
Other comprehensive loss attributable to noncontrolling interest	0	0
Other comprehensive loss attributable to controlling shareholders	(1,058,000)	0
Total comprehensive income	64,069,556	66,776,511
Total comprehensive loss attributable to noncontrolling interest	608,115	0
Total comprehensive income attributable to controlling shareholders	$ 64,677,671	$ 66,776,511
Earnings per share attributable to controlling shareholders, basic (in dollars per share)	$ 9.44	$ 9.63
Weighted average number of shares outstanding during the period, basic (in shares)	6,962,481	6,935,298
Earnings per share attributable to controlling shareholders, diluted (in dollars per share)	$ 9.39	$ 9.6
Weighted average number of shares outstanding during the period, diluted (in shares)	7,001,419	6,958,398